Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures

	Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021
Net cash paid during the year for:
Interest expense	$76,216	$79,374	$137,163
Income taxes (1)	$25,815	$41,377	$24,609
Noncash investing and financing activities were as follows:
Fair value of net assets acquired in connection with acquisitions	$240	$20,032	$9,677
Capital expenditures and capitalized software included in accounts payable and accrued expenses	$1,466	$1,835	$3,497

(1) Fiscal 2022, fiscal 2021 and fiscal 2020 include tax refunds received of $ 5,109 , $ 1,077 and $ 6,936 , respectively.